Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	May 31, 2017	May 31, 2015
China Management Software Institute [Member]
Purchase of business, cash acquired		$ 68
Qingdao Alice [Member]
Purchase of business, cash acquired		$ 2,306
Beijing Ainuoshida Education and Technology Company Limited [Member]
Purchase of business, cash acquired	$ 2,499